LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ (1,014,176)	$ 268,387	$ (2,534,965)	$ (5,233,377)	$ (5,168,027)	$ (2,208,799)
Less: Cumulative preferred stock dividends	(248,750)	(213,898)	(709,699)	(268,098)	(485,989)	(79,570)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Effect of dilutive securities
Stock options		97,227		97,227
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				$ 54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)